Patent and Trademarks (Tables)	12 Months Ended
Dec. 31, 2014
Patent and Trademarks [Abstract]
Schedule of Patent and Trademarks
	2014	2013
Patent rights and intangible assets	$930,000	$930,000
Patent defense costs	170,937	87,993
New patents and trademarks	90,202	62,595
Accumulated amortization	(260,285)	(194,638)
Patent rights and intangible assets, net	$930,854	$885,950